Fees Summary	Sep. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,250,000,000.00
Previously Paid Amount	332,100.00
Total Fee Amount	332,100.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Final Prospectus	false